Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF
Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF
Investment Objective:
The Fund seeks to provide investment results that track the performance of the CEMP Emerging Market High Dividend 100 Volatility Weighted Index before fees and expenses.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. Investors may pay brokerage commissions on their purchases and sales of Shares in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees	Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses		Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF
Management Fees		0.45%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.75%
Total Annual Fund Operating Expenses		1.20%
Less Fee Waivers and Expense Reimbursements	[2]	(0.70%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.50%
[1]	Estimated for the current fiscal year.
[2]	Victory Capital Management Inc. (the "Adviser") has contractually agreed through June 30, 2017 to waive management fees and/or reimburse Fund expenses, but only to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) at 0.50%. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	1 Year	3 Years
Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF | Compass EMP Emerging Market High Dividend 100 Volatility Weighted Index ETF | USD ($)	51	313

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. Because the Fund has only recently commenced investment operations, no portfolio turnover information is available for the Fund at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in the stock of issuers included in the CEMP Emerging Market High Dividend 100 Volatility Weighted Index (the "Index").

The Index is an unmanaged index created by the Fund's investment adviser consisting of the common stock of the 100 highest dividend yielding stocks of the CEMP Emerging Market 500 Volatility Weighted Index, a volatility weighted index comprised of the 500 largest emerging market companies by market capitalization measured at the time the Index's constituent securities are determined. The Index may include fewer than 100 stocks depending on the number of companies meeting the Index's criteria. The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular country to 20%.

To be eligible for inclusion in the Index, a company must have positive earnings in each of the four most recent quarters. Index securities are weighted based on the volatility of each security relative to the average volatility of all Index constituents. For purposes of the Index, volatility is defined as a company's annualized standard deviation of daily price changes over the past 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.

The Index considers emerging market companies to be those that are headquartered in an emerging market country and whose stock trade on an exchange in an emerging market country. Emerging market countries are generally those with a less-developed economy and per capita income significantly lower than the U.S. or other developed countries. Representative emerging market countries are China (Asia), Brazil (South America), Russia (Europe and Asia), India (Asia) and Egypt (Africa).

The Fund seeks to track the returns of the Index before fees and expenses by employing, under normal circumstances, a "sampling" process to invest in a representative sample of stocks included in the Index. The Fund's portfolio managers select these stocks using a statistical optimization process designed to produce investment characteristics that closely approximate those of the Index.

For purposes of the Fund's investment strategy, "net assets" includes any borrowings for investment purposes.

There is no guarantee that the Fund will achieve its objective.

Principal Risks of Investing in the Fund

The following summarizes the principal investment risks of the Fund. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.

•  Dividend Strategy Risk. The Fund's high dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market.

•  ETF Structure Risks. The Fund is structured as an exchange-traded fund ("ETF") and as a result is subject to special risks, including:

°  Not Individually Redeemable. The Fund's Shares ("Shares") are not individually redeemable and may be redeemed by the Fund at its net asset value per share ("NAV") only in large blocks known as "Creation Units." You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Alternatively, you may redeem your Shares by selling them on the secondary market at prevailing market prices.

°  Trading Issues. Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for Shares of the Fund.

°  Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a premium or discount to NAV.

°  International Closed Market Trading Risk. Many of the Fund's underlying securities trade on foreign exchanges that are closed when the Exchange (as defined below) is open; consequently, events may transpire while such foreign exchanges are closed but the Exchange is open that may change the value of such underlying securities relative to their last quoted prices on such foreign exchanges. Because the Fund generally relies on the last quoted prices for such securities when calculating its NAV, such events may cause Shares to trade at a premium or discount to NAV.

°  Authorized Participants Concentration Risk. A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV.

•  Foreign Investment Risks.

°  Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

°  Emerging Markets Risk. All of the risks associated with investing in foreign securities are increased in connection with investments in emerging markets securities. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which do not protect securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

°  Currency Risk. The Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the US dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•  Limited History of Operations. The Fund is a new ETF and, therefore, has a limited history of operations for investors to evaluate.

•  Passive Investment Risk. The Fund is not actively managed and does not, therefore, seek returns in excess of the Index. The Adviser will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index.

•  Sampling Risk. The Fund's use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

•  Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

•  Tracking Risks. The Fund's return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints. If used, representative sampling may cause the Fund's tracking error to be higher than would be the case if the Fund purchased all of the securities in the Index.

Performance:

No performance information is presented since the Fund has not yet had a full calendar year of performance. Performance data for the Fund will be available online at www.CompassEMPFunds.com or by calling 1-866-376-7890. A fund's performance is not necessarily an indication of how that fund will perform in the future.